Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.3%
General Electric Co. .................. 18,142 $ 3,116,433
Lockheed Martin Corp. ................ 8,268 4,514,741
7,631,174
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc. .. 1,779 211,701
FedEx Corp. ....................... 890 243,727
455,428
Automobile Components — 0.0%
Modine Manufacturing Co.
(a) (b)
........... 5,429 639,373
Automobiles — 1.4%
Ford Motor Co. ..................... 364,920 3,755,027
General Motors Co. .................. 208,101 10,563,207
Harley-Davidson, Inc. ................. 59,525 1,901,824
Tesla, Inc.
(b)
........................ 55,920 13,971,612
Thor Industries, Inc. .................. 8,016 834,305
31,025,975
Banks — 2.9%
Bank of America Corp. ................ 186,981 7,819,545
Citigroup, Inc. ...................... 51,535 3,307,001
JPMorgan Chase & Co. ............... 156,041 34,628,619
NU Holdings Ltd. , Class A
(b)
............. 493,029 7,439,807
Wells Fargo & Co. ................... 158,841 10,311,958
63,506,930
Beverages — 1.7%
Coca-Cola Co. (The) ................. 223,553 14,600,247
Coca-Cola Consolidated, Inc. ............ 1,911 2,148,461
Molson Coors Beverage Co. , Class B ...... 24,137 1,314,742
PepsiCo, Inc. ...................... 120,624 20,033,234
38,096,684
Biotechnology — 2.4%
AbbVie, Inc. ....................... 121,922 24,856,238
Amgen, Inc. ....................... 32,924 10,540,948
Gilead Sciences, Inc. ................. 123,016 10,926,281
Moderna, Inc.
(a) (b)
.................... 23,001 1,250,335
Vertex Pharmaceuticals, Inc.
(b)
........... 9,239 4,397,579
51,971,381
Broadline Retail — 3.9%
Amazon.com, Inc.
(b)
.................. 326,570 60,872,648
Coupang, Inc. , Class A
(b)
............... 111,452 2,874,347
eBay, Inc. ......................... 114,582 6,589,611
Etsy, Inc.
(b)
........................ 81,254 4,179,706
MercadoLibre, Inc.
(b)
.................. 4,798 9,774,389
84,290,701
Building Products — 0.9%
Builders FirstSource, Inc.
(b)
............. 67,024 11,487,914
Carrier Global Corp. .................. 22,042 1,602,894
Lennox International, Inc. .............. 977 588,711
Simpson Manufacturing Co., Inc. ......... 5,394 969,787
Trane Technologies plc ................ 11,893 4,402,313
19,051,619
Capital Markets — 3.9%
Affiliated Managers Group, Inc. .......... 24,912 4,830,437
Ameriprise Financial, Inc. .............. 16,813 8,579,674
Bank of New York Mellon Corp. (The) ...... 181,054 13,644,229
Goldman Sachs Group, Inc. (The) ........ 22,940 11,878,103
Interactive Brokers Group, Inc. , Class A ..... 60,028 9,159,072
Janus Henderson Group plc ............ 132,441 5,471,138
Security
Shares
Shares Value
Capital Markets (continued)
Morgan Stanley ..................... 18,243 $ 2,120,749
MSCI, Inc. ........................ 13,886 7,931,683
Nasdaq, Inc. ....................... 65,291 4,826,311
S&P Global, Inc. .................... 19,168 9,207,540
State Street Corp. ................... 52,905 4,909,584
XP, Inc. , Class A .................... 139,983 2,444,103
85,002,623
Chemicals — 1.2%
Dow, Inc. ......................... 19,956 985,427
Linde plc ......................... 46,270 21,106,061
Olin Corp. ......................... 58,369 2,394,880
Sherwin-Williams Co. (The) ............. 4,042 1,450,148
25,936,516
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 39,708 8,172,304
Tetra Tech, Inc. ..................... 53,755 2,627,544
Veralto Corp. ....................... 18,591 1,899,814
12,699,662
Communications Equipment — 0.9%
Arista Networks, Inc.
(b)
................ 17,990 6,952,056
Cisco Systems, Inc. .................. 160,632 8,797,815
Motorola Solutions, Inc. ............... 10,327 4,640,437
20,390,308
Construction & Engineering — 0.3%
EMCOR Group, Inc. .................. 12,563 5,603,977
Construction Materials — 0.3%
CRH plc .......................... 73,369 7,001,604
Consumer Finance — 0.9%
Ally Financial, Inc. ................... 161,084 5,645,994
American Express Co. ................ 18,772 5,069,942
Capital One Financial Corp. ............. 28,160 4,584,167
Synchrony Financial .................. 92,373 5,093,447
20,393,550
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc. , Class A ........... 72,792 1,317,535
Costco Wholesale Corp. ............... 13,389 11,704,396
Kroger Co. (The) .................... 135,236 7,542,112
Sprouts Farmers Market, Inc.
(b)
........... 7,294 936,768
Target Corp. ....................... 44,611 6,693,435
Walmart, Inc. ....................... 279,659 22,918,055
51,112,301
Diversified Consumer Services — 0.7%
Duolingo, Inc. , Class A
(b)
............... 31,146 9,124,843
H&R Block, Inc. ..................... 116,108 6,935,131
16,059,974
Diversified Telecommunication Services — 1.0%
AT&T, Inc. ......................... 604,945 13,635,460
Verizon Communications, Inc. ........... 192,641 8,115,966
21,751,426
Electric Utilities — 0.8%
Constellation Energy Corp. ............. 5,355 1,408,151
Duke Energy Corp. .................. 43,179 4,977,243
Exelon Corp. ....................... 94,198 3,701,981
FirstEnergy Corp. ................... 25,495 1,066,456
NextEra Energy, Inc. ................. 50,688 4,017,024
Southern Co. (The) .................. 32,062 2,918,604
18,089,459

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.1%
Acuity Brands, Inc. ................... 25,669 $ 7,718,412
Eaton Corp. plc ..................... 23,838 7,904,204
Emerson Electric Co. ................. 55,905 6,052,834
nVent Electric plc .................... 39,307 2,931,123
24,606,573
Electronic Equipment, Instruments & Components — 0.3%
Jabil, Inc. ......................... 55,631 6,847,620
Energy Equipment & Services — 0.2%
Weatherford International plc ............ 56,773 4,485,067
Entertainment — 0.3%
(b)
Live Nation Entertainment, Inc. ........... 3,919 459,072
Netflix, Inc. ........................ 5,336 4,034,176
Spotify Technology SA
(a)
............... 7,222 2,781,192
7,274,440
Financial Services — 2.8%
Berkshire Hathaway, Inc. , Class B
(b)
....... 24,452 11,025,896
Fiserv, Inc.
(b)
....................... 12,164 2,407,255
Mastercard, Inc. , Class A ............... 32,956 16,464,488
Visa, Inc. , Class A ................... 95,649 27,723,863
Voya Financial, Inc. .................. 37,349 2,999,125
60,620,627
Food Products — 0.5%
Archer-Daniels-Midland Co. ............. 29,901 1,650,834
General Mills, Inc. ................... 80,664 5,486,766
Hershey Co. (The) ................... 5,452 968,166
Kraft Heinz Co. (The) ................. 15,294 511,737
Mondelez International, Inc. , Class A ....... 34,019 2,329,621
10,947,124
Ground Transportation — 0.5%
Ryder System, Inc. ................... 23,530 3,441,968
Uber Technologies, Inc.
(b)
.............. 89,913 6,478,232
9,920,200
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories .................. 105,547 11,965,863
Becton Dickinson & Co. ............... 1,681 392,665
Boston Scientific Corp.
(b)
............... 4,790 402,456
Dentsply Sirona, Inc. ................. 52,765 1,222,565
GE HealthCare Technologies, Inc. ........ 114,494 10,001,051
Hologic, Inc.
(b)
...................... 107,448 8,689,320
Lantheus Holdings, Inc.
(a) (b)
............. 20,450 2,246,228
Medtronic plc ...................... 27,547 2,458,569
Solventum Corp.
(b)
................... 66,878 4,854,005
Stryker Corp. ...................... 10,246 3,650,445
Zimmer Biomet Holdings, Inc. ........... 6,326 676,376
46,559,543
Health Care Providers & Services — 2.6%
Cigna Group (The) ................... 15,199 4,784,797
CVS Health Corp. ................... 70,257 3,966,710
DaVita, Inc.
(b)
....................... 33,976 4,750,185
Elevance Health, Inc. ................. 16,541 6,711,676
Humana, Inc. ...................... 11,178 2,882,024
McKesson Corp. .................... 18,839 9,430,615
Molina Healthcare, Inc.
(b)
............... 12,159 3,905,714
UnitedHealth Group, Inc. ............... 34,476 19,461,702
55,893,423
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc. , Class A
(a) (b)
................ 51,023 6,877,390
Booking Holdings, Inc. ................ 5,423 25,359,304
McDonald's Corp. ................... 48,664 14,215,241
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
(b)
............ 17,208 $ 634,459
Starbucks Corp. ..................... 44,430 4,340,811
Wingstop, Inc. ...................... 18,399 5,293,208
Yum! Brands, Inc. ................... 50,239 6,589,347
63,309,760
Household Products — 1.3%
Procter & Gamble Co. (The) ............ 173,328 28,630,319
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp. ....................... 74,577 9,319,142
Industrial Conglomerates — 0.1%
3M Co. ........................... 22,930 2,945,817
Industrial REITs — 0.1%
Prologis, Inc. ....................... 14,374 1,623,400
Insurance — 1.7%
Aflac, Inc. ......................... 79,059 8,284,593
American International Group, Inc. ........ 91,336 6,930,576
Arch Capital Group Ltd.
(b)
.............. 16,337 1,610,175
Everest Group Ltd. ................... 3,348 1,190,582
Fidelity National Financial, Inc. , Class A ..... 45,833 2,757,772
Globe Life, Inc. ..................... 20,864 2,203,238
Hartford Financial Services Group, Inc. (The) . 5,345 590,302
MetLife, Inc. ....................... 9,608 753,459
Principal Financial Group, Inc. ........... 13,399 1,104,078
Prudential Financial, Inc. ............... 35,147 4,304,804
Reinsurance Group of America, Inc. ....... 6,484 1,368,643
Travelers Cos., Inc. (The) .............. 17,468 4,296,080
Unum Group ....................... 29,781 1,911,344
37,305,646
Interactive Media & Services — 4.1%
Alphabet, Inc. , Class C, NVS ............ 233,730 40,362,834
Meta Platforms, Inc. , Class A ............ 86,021 48,823,799
89,186,633
IT Services — 1.1%
Accenture plc , Class A ................ 8,642 2,979,934
Gartner, Inc.
(b)
...................... 15,436 7,756,590
International Business Machines Corp. ..... 17,951 3,710,831
Okta, Inc. , Class A
(b)
.................. 32,523 2,338,078
Wix.com Ltd.
(b)
...................... 45,596 7,620,004
24,405,437
Life Sciences Tools & Services — 0.9%
Medpace Holdings, Inc.
(b)
.............. 19,277 6,057,219
Mettler-Toledo International, Inc.
(b)
........ 4,927 6,364,452
Thermo Fisher Scientific, Inc. ............ 11,792 6,442,206
18,863,877
Machinery — 1.9%
AGCO Corp. ....................... 7,711 769,866
Caterpillar, Inc. ..................... 15,714 5,911,607
Crane Co. ......................... 41,065 6,458,703
Deere & Co. ....................... 1,567 634,149
Illinois Tool Works, Inc. ................ 18,304 4,779,724
Mueller Industries, Inc. ................ 72,811 5,968,318
Otis Worldwide Corp. ................. 63,025 6,189,055
PACCAR, Inc. ...................... 46,021 4,799,070
Parker-Hannifin Corp. ................. 3,449 2,186,907
Watts Water Technologies, Inc. , Class A ..... 16,372 3,120,339
40,817,738

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 0.9%
Charter Communications, Inc. , Class A
(a) (b)
... 4,270 $ 1,398,895
Comcast Corp. , Class A ............... 215,615 9,415,907
Fox Corp. , Class A, NVS ............... 119,229 5,007,618
News Corp. , Class A, NVS ............. 14,469 394,280
Omnicom Group, Inc. ................. 32,777 3,310,477
19,527,177
Metals & Mining — 0.8%
Commercial Metals Co. ................ 27,265 1,466,857
Nucor Corp. ....................... 33,036 4,685,826
Reliance, Inc. ...................... 20,299 5,812,416
Steel Dynamics, Inc. .................. 43,107 5,625,463
17,590,562
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ............... 158,489 1,475,533
Multi-Utilities — 1.0%
Consolidated Edison, Inc. .............. 122,973 12,503,895
DTE Energy Co. .................... 25,048 3,111,462
Sempra .......................... 17,219 1,435,548
WEC Energy Group, Inc. ............... 48,340 4,617,920
21,668,825
Office REITs — 0.0%
BXP, Inc. ......................... 11,732 945,130
Oil, Gas & Consumable Fuels — 3.0%
Antero Resources Corp.
(b)
.............. 27,713 717,213
APA Corp. ........................ 87,201 2,057,944
Chevron Corp. ...................... 76,272 11,350,799
ConocoPhillips ..................... 10,308 1,129,138
EOG Resources, Inc. ................. 1,792 218,552
Expand Energy Corp. ................. 18,215 1,543,175
Exxon Mobil Corp. ................... 178,248 20,815,801
Kinder Morgan, Inc. .................. 124,315 3,046,961
Marathon Oil Corp. ................... 72,215 2,000,356
Marathon Petroleum Corp. ............. 83,154 12,096,412
Murphy Oil Corp. .................... 14,544 457,845
Phillips 66 ......................... 1,750 213,185
Range Resources Corp. ............... 74,070 2,224,322
Valero Energy Corp. .................. 54,186 7,031,175
64,902,878
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 14,305 1,414,765
Passenger Airlines — 0.0%
United Airlines Holdings, Inc.
(b)
........... 7,571 592,506
Personal Care Products — 0.1%
elf Beauty, Inc.
(b)
.................... 22,375 2,354,969
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. ............... 282,880 15,776,218
Eli Lilly & Co. ...................... 31,785 26,373,286
Johnson & Johnson .................. 131,239 20,979,866
Merck & Co., Inc. .................... 132,835 13,591,677
Pfizer, Inc. ........................ 272,664 7,716,391
Royalty Pharma plc , Class A ............ 7,624 205,848
84,643,286
Professional Services — 0.8%
Automatic Data Processing, Inc. .......... 11,970 3,462,203
Paychex, Inc. ...................... 62,851 8,757,030
Robert Half, Inc. .................... 74,120 5,048,313
17,267,546
Security
Shares
Shares Value
Residential REITs — 0.5%
AvalonBay Communities, Inc. ........... 22,057 $ 4,888,052
Equity Residential ................... 91,142 6,413,662
11,301,714
Retail REITs — 0.7%
Brixmor Property Group, Inc. ............ 250,658 6,755,233
Simon Property Group, Inc. ............. 49,232 8,326,116
15,081,349
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.
(b)
.......... 21,006 3,026,335
Applied Materials, Inc. ................ 56,867 10,325,910
Broadcom, Inc. ..................... 245,968 41,757,987
Cirrus Logic, Inc.
(b)
................... 10,435 1,145,972
KLA Corp. ......................... 11,055 7,365,173
Lam Research Corp. ................. 62,962 4,681,225
Microchip Technology, Inc. .............. 27,920 2,048,490
NVIDIA Corp. ...................... 1,025,453 136,139,140
QUALCOMM, Inc. ................... 63,473 10,331,500
Rambus, Inc.
(b)
..................... 62,076 2,968,474
Texas Instruments, Inc. ................ 4,807 976,590
220,766,796
Software — 12.4%
Adobe, Inc.
(b)
....................... 12,332 5,895,683
AppLovin Corp. , Class A
(b)
.............. 75,932 12,862,122
Atlassian Corp. , Class A
(b)
.............. 55,503 10,464,536
Cadence Design Systems, Inc.
(b)
......... 14,468 3,994,904
CommVault Systems, Inc.
(b)
............. 24,044 3,755,432
Crowdstrike Holdings, Inc. , Class A
(b)
....... 14,849 4,408,223
DocuSign, Inc.
(b)
.................... 94,070 6,526,577
Elastic NV
(b)
....................... 45,600 3,658,488
Fair Isaac Corp.
(b)
.................... 6,015 11,988,557
Fortinet, Inc.
(b)
...................... 119,090 9,367,619
Gitlab, Inc. , Class A
(a) (b)
................ 104,288 5,605,480
HubSpot, Inc.
(b)
..................... 4,927 2,733,450
Intuit, Inc. ......................... 10,024 6,117,647
Manhattan Associates, Inc.
(b)
............ 28,156 7,415,164
Microsoft Corp. ..................... 305,201 124,018,426
Monday.com Ltd.
(b)
................... 36,893 10,841,746
Nutanix, Inc. , Class A
(b)
................ 140,085 8,699,279
Oracle Corp. ....................... 19,835 3,329,106
Palo Alto Networks, Inc.
(b)
.............. 10,573 3,809,769
Procore Technologies, Inc.
(b)
............ 89,339 5,865,105
Qualys, Inc.
(b)
...................... 30,734 3,664,722
Salesforce, Inc. ..................... 8,189 2,386,029
Samsara, Inc. , Class A
(a) (b)
.............. 75,610 3,613,402
ServiceNow, Inc.
(b)
................... 955 891,006
Smartsheet, Inc. , Class A
(b)
............. 57,051 3,218,817
Synopsys, Inc.
(b)
.................... 7,710 3,959,933
UiPath, Inc. , Class A
(b)
................ 27,259 336,921
Zscaler, Inc.
(a) (b)
..................... 11,972 2,164,418
271,592,561
Specialized REITs — 0.7%
American Tower Corp. ................ 10,513 2,244,946
Public Storage ...................... 16,004 5,266,276
Weyerhaeuser Co. ................... 248,313 7,737,433
15,248,655
Specialty Retail — 2.9%
Abercrombie & Fitch Co. , Class A
(a) (b)
....... 42,506 5,601,866
AutoNation, Inc.
(b)
.................... 28,531 4,435,714
AutoZone, Inc.
(b)
.................... 1,053 3,168,477
Bath & Body Works, Inc. ............... 103,395 2,934,350
Best Buy Co., Inc. ................... 59,660 5,395,054
Carvana Co. , Class A
(a) (b)
............... 2,293 567,082

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Dick's Sporting Goods, Inc. ............. 20,127 $ 3,939,860
Home Depot, Inc. (The) ............... 32,608 12,839,400
Lowe's Cos., Inc. .................... 49,437 12,944,090
Murphy USA, Inc. ................... 4,879 2,383,147
Ulta Beauty, Inc.
(a) (b)
.................. 571 210,688
Williams-Sonoma, Inc. ................ 62,828 8,427,120
62,846,848
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. ........................ 639,447 144,457,472
Dell Technologies, Inc. , Class C .......... 59,408 7,344,611
Hewlett Packard Enterprise Co. .......... 516,501 10,066,604
HP, Inc. .......................... 117,727 4,181,663
NetApp, Inc. ....................... 3,002 346,161
166,396,511
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.
(b)
............... 41,070 6,607,752
PVH Corp. ........................ 16,990 1,672,835
Ralph Lauren Corp. , Class A ............ 12,721 2,517,868
Tapestry, Inc. ....................... 127,640 6,056,518
16,854,973
Tobacco — 0.5%
Altria Group, Inc. .................... 42,725 2,326,804
Philip Morris International, Inc. ........... 72,190 9,579,613
11,906,417
Trading Companies & Distributors — 0.7%
Core & Main, Inc. , Class A
(b)
............. 160,444 7,104,460
Ferguson Enterprises, Inc. .............. 33,101 6,512,291
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 2,061 $ 2,286,123
15,902,874
Water Utilities — 0.6%
American Water Works Co., Inc. .......... 91,022 12,571,048
Total Long-Term Investments — 99 .5%
(Cost: $ 1,672,261,255 ) ............................ 2,177,125,974
Short-Term Securities
Money Market Funds — 1.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(e)
.................. 19,763,583 19,777,418
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 4,248,263 4,248,263
BlackRock, Inc. , 0.00% ................ 5,336 5,234,776
Total Short-Term Securities — 1 .3%
(Cost: $ 27,789,311 ) ............................... 29,260,457
Total Investments — 100 .8%
(Cost: $ 1,700,050,566 ) ............................ 2,206,386,431
Liabilities in Excess of Other Assets — (0.8) % ............. (18,183,941)
Net Assets — 100.0% ...............................
$ 2,188,202,490
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 13,300,639 $ 6,474,620
(a)
$ — $ (147) $ 2,306 $ 19,777,418 19,763,583 $ 7,838
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,356,059 — (1,107,796)
(a)
— — 4,248,263 4,248,263 54,055 —
BlackRock, Inc. .......... 4,530,628 340,731 (187,057) 9,391 541,083 5,234,776 5,336 26,719 —
$ 9,244 $ 543,389 $ 29,260,457 $ 88,612 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 17 12/20/24 $ 4,878 $ 1,330
S&P Midcap 400 E-Mini Index ................................................. 2 12/20/24 623 (5,882)
$ (4,552)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,177,125,974 $ — $ — $ 2,177,125,974
Short-Term Securities
Money Market Funds ...................................... 29,260,457 — — 29,260,457
$ 2,206,386,431 $ — $ — $ 2,206,386,431
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,330 $ — $ — $ 1,330
Liabilities
Equity contracts ........................................... (5,882) — — (5,882)
$ (4,552) $ — $ — $ (4,552)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust